Note 25 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Major components of tax expense (income) [text block]
[US$ thousands]	Year ended December 31,
Income tax (expense) benefit	2017	2018	2019
Current income taxes	(5,449)	(4,322)	(5,112)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	-	(615)	(322)
Deferred taxes	4,009	(1,544)	(168)
Income tax (expense) benefit	(1,440)	(6,481)	(5,602)

Reconciliation of accounting profit multiplied by applicable tax rates [text block]
[US$ thousands]	Year ended December 31,
Reconciliation of tax (expense) benefit to Norwegian nominal statutory tax rate	2017	2018	2019
Net income (loss) before income taxes	7,504	41,641	63,500
Tax (expense) benefit at applicable tax rate in Norway	(1,801)	(9,577)	(13,970)
Effect of different tax rates applied by subsidiaries	1,120	(167)	(2,118)
Permanent differences
Tax effect of translation differences exempted for tax	(1,287)	218	1,155
Tax effect of financial items exempted from tax	1,614	1,726	1,917
Tax effects of losses in associates and joint ventures which are non-deductible	(401)	(744)	383
Withholding taxes paid	-	-	(232)
Net other permanent differences (not) tax deductible	2,289	(617)	4,269
Other effects
Change to previously recognized deferred tax assets	(1,812)	1,589	27
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods	-	(615)	3,162
Change in unrecognized deferred tax assets	(1,554)	1,144	(314)
Change in tax rate	392	561	119
Income tax (expense) benefit for the year	(1,440)	(6,481)	(5,602)
Effective tax rate	19.2%	15.6%	8.8%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
[US$ thousands]	As of December 31,
Deferred tax asset and deferred tax liability	2018	2019
Furniture, fixtures and equipment, and intangible assets	22,201	22,703
Loans to customers	-	(7,744)
Other	(445)	(735)
Trade receivables	(133)	(121)
Intercompany interest costs subject to limitations	(5,243)	(7,714)
Withholding tax expected to be credited (credit method)	(3,849)	(1,065)
Tax losses carried forward	(117)	(1,003)
Net deferred tax liability (asset) recognized	12,414	4,322

Disclosure of changes in deferred taxes [text block]
[US$ thousands]	As of December 31,
Change in net deferred tax liability (asset)	2018	2019
Net deferred tax liability (asset) as of January 1	10,870	12,414
Expense (benefit) in Statement of Operations	1,544	(8,092)
Net deferred tax liability (asset)	12,414	4,322
[US$ thousands]	As of December 31,
Deferred tax assets and liabilities	2018	2019
Deferred tax assets	944	6,204
Deferred tax liabilities	13,358	10,526
Net deferred tax liability (1)	12,414	4,322